SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  JUNE 1999

		THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			     Approx Asset
Date	         Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

6-10    GER    5300     13.6297     15.09          Weeden & Co.
6-15	  " "     200     13.625      15.28              " "
6-16	  " "    3300     14.00       15.21              " "
6-17	  " "   18300     13.875      15.30              " "
6-21	  " "   13800     14.1689     15.50              " "

The Germany Fund, Inc.
( Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement  7/12/99